Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Cash flows from operating activities:
Net (loss) income	$ (854,927)	$ 38,678	$ (65,911)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation of property and equipment	10,570	9,765	22,159
Amortization of operating lease right-of-use assets and interest of lease liabilities	88,792	86,277	87,049
(Reversal of) provision for allowance for credit losses	(29,992)	5,563	117,762
Deferred tax expense (benefit)	2,369	(39)	(10,345)
Changes in operating assets and liabilities:
Accounts receivable	540,680	124,079	(265,989)
Contract assets	(172,261)	39,245	(100,266)
Contract costs	(19,138)	21,802	149,477
Prepayments and other current assets	7,453	15,473	(5,715)
Accounts payable	(302,816)	(226,081)	393,356
Contract liabilities	(2,985)	(23,039)	(482,425)
Income taxes payable	4,939	56,004	64,206
Operating lease liabilities, related parties	(87,468)	(87,245)	(86,154)
Accrued expenses and other current liabilities	63,080	(15,415)	(46,285)
Net cash (used in) provided by operating activities	(751,704)	45,067	(229,081)
Cash flows from investing activities:
Purchases of property and equipment	(6,535)	(14,620)	(11,365)
Net cash used in investing activities	(6,535)	(14,620)	(11,365)
Cash flows from financing activities:
Payments of dividend to shareholders		(153,061)	(174,359)
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost	7,861,876
Payments of offering costs related to IPO	(190,976)	(141,121)	(823,820)
Proceeds from bank borrowings			128,205
Repayment of bank borrowings	(144,296)	(147,019)	(136,627)
Repayments to related parties	(101,028)	(46,110)	(187,346)
Repayments from related parties		14,031	1,403,077
Net cash provided by (used in) financing activities	7,425,576	(473,280)	209,130
Effect of exchange rate changes on cash	19,218	1,992	(10,414)
Net increase (decrease) in cash	6,686,555	(440,841)	(41,730)
Cash, beginning of year	558,386	999,227	1,040,957
Cash, end of year	7,244,941	558,386	999,227
Supplemental disclosure information:
Cash paid for interest	11,598	14,629	15,739
Supplemental non-cash in investing and financing activities:
Operating lease right-of-use assets, obtained in exchange for operating lease obligations, related parties	168,500		170,459
Deferred IPO costs charged to share capital	1,152,486
Unpaid dividend distribution			$ 33,333